Result on disposal of group companies	12 Months Ended
Dec. 31, 2019
Result on disposal of group companies [abstract]
Result on disposal of group companies
25 Result on disposal of group companies

Result on disposal of group companies
	2019	2018	2017
Baring Private Equity Partners			1
ING Lease Italy	–2	–123
ING Mauritius	119
	117	–123	1

In 2019 the Result on disposal of group companies is mainly impacted by the sale of ING’s stake in Kotak Mahindra Bank by ING Mauritius during 1Q 2019. ING Mauritius is in the process of being liquidated and consequently, the release of the currency translation reserve (CTA) and the release of the Net Investment Foreign Entities reserve resulted in a one-off gain of EUR 119 million.

The Result on disposal of group companies includes the result (fair value less cost to sell) on the sale of part of the ING Lease Italy business amounting to EUR -123 million, which was recognized in 2018 and a final result of EUR -2 million recognized in 2019.

In 2017 the Result on disposal of group companies included realised deferred profits on divestments in prior periods related to Baring Private Equity Partners